Consolidated VIE Included in Accompanying Consolidated Financial Statements (Parenthetical) (Detail) - Variable Interest Entity, Primary Beneficiary ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Accounts receivable, allowance for doubtful accounts			¥ 39,010		$ 11,567	¥ 80,313
Amount due to inter-companies	[1]		890,988		175,990	1,221,897
21Vianet China and SZ Zhuoaiyi
Variable Interest Entity [Line Items]
Amount due to inter-companies			34,603		$ 4,867	¥ 33,792
Amount paid to inter-companies		¥ 0	¥ 35,292	¥ 0

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB34,603 and RMB33,792 (US$4,867) to 21Vianet China for accrued service fees as of December 31, 2015 and 2016, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and were nil, RMB35,292 and nil for the years ended December 31, 2014, 2015 and 2016, respectively.